Investments in Associates and Other Companies (Details) - Schedule of Activity with Respect to Investments in Other Companies - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Activity with Respect to Investments in Other Companies [Abstract]
Opening balance as of January 1,	$ 46,586	$ 37,694	$ 12,987
Acquisition of investments			27,233
Sale of investments			(136)
Participation in income	8,404	10,310	(475)
Dividends received	(2,944)	526	506
Other adjustments	3,238	(1,944)	(2,421)
Closing balances as of December 31,	$ 55,284	$ 46,586	$ 37,694